Monteagle Funds
Monteagle Quality Growth Fund

Supplement dated July 11, 2014
to the Prospectus and Statement of Additional Information dated December 30, 2013

All references to Daniel Kallus, former Partner and Director of Equity Investments of Garcia Hamilton & Associates, L.P., and all related information regarding Mr. Kallus are hereby removed from the Prospectus for the Monteagle Quality Growth Fund (the “Prospectus”) and related Statement of Additional Information.

Additionally, the title of Curt Rohrman, CFA, in the Prospectus and related Statement of Additional Information is hereby changed to Partner and Director of Equity Investments.

Monteagle Funds
1-888-263-5593

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